Supplement to the

Fidelity Total Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

The following information replaces similar information found in the "Management Contracts" section beginning on page 27.

Maurice FitzMaurice is a research analyst and a co-manager of the fund and receives compensation for managing the high income bond investments of the fund. He receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the co-manager's compensation may be deferred based on criteria established by FMR or at the election of the co-manager.

The co-manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. The co-manager's bonus is based on several components. A portion of the co-manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other high yield funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index or defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe, and (iii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to the co-manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the co-manager's tenure, but that eventually encompasses rolling periods of up to five years. A subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management, including the performance of the fund. The co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of a fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

TBDB-06-02 August 21, 2006
1.789340.106

The following table provides information relating to other accounts managed by Mr. FitzMaurice as of November 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 34	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Total Bond Fund ($476(in millions) assets managed).

As of November 30, 2005, the dollar range of shares of the fund beneficially owned by Mr. FitzMaurice was none.

Supplement to the

Fidelity Advisor Total Bond Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Total Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

The following information replaces similar information found in the "Management Contracts" section beginning on page 27.

Maurice FitzMaurice is a research analyst and a co-manager of the fund and receives compensation for managing the high income bond investments of the fund. He receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the co-manager's compensation may be deferred based on criteria established by FMR or at the election of the co-manager.

The co-manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. The co-manager's bonus is based on several components. A portion of the co-manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other high yield funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index or defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe, and (iii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the co-manager's fund(s) and account(s) is weighted according to the co-manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the co-manager's tenure, but that eventually encompasses rolling periods of up to five years. A subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management, including the performance of the fund. The co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of a fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

ATB/ATBIB-06-02 August 21, 2006
1.808102.102

The following table provides information relating to other accounts managed by Mr. FitzMaurice as of November 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 34	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Total Bond Fund ($476(in millions) assets managed).

As of November 30, 2005, the dollar range of shares of the fund beneficially owned by Mr. FitzMaurice was none.